APPENDIX I

United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F 2
Annual Notice of Securities Sold
Pursuant to Rule 24f 2

Read instructions at end of Form before preparing Form

1. Name and address of issuer,
   Fixed Income SHares
   1345 Avenue of the Americas
   New York, New York 10105

2. The name of each series or class of securities for which this Form is filed If the Form is being filed for all series and classes of securities
of the issuer, check the box but do not list series of classes,    X

3. Investment Company Act File Number, 811 09721

   Securities Act File Number, 333 92415

4. a.Last day of fiscal year for which this Form is filed,October 31,2006

4. b. ? Check box if this Form is being filed late, i.e., more than 90 calendar days after the end of the issuer s fiscal year.
See Instruction A.2

Note: If the Form is being filed late, interest must be paid on the Registration fee due.


4. c.? Check box if this is the last time the issuer will be filing this Form

5. Calculation of registration fee

I. Aggregate sale price of securities sold during the fiscal year pursuant to section 24f,$8,597,403,875

II. Aggregate price of securities redeemed or
Repurchased during the fiscal year	$(6,111,763,401

III Aggregate price of Securities redeemed or repurchased
during any prior fiscal year ending no earlier than October 11,
1995 that were not previously used to reduce registration fees payable
to the Commission  		     $____0_____

IV Total available redemption credits, add Items II and 5 III
				           $(6,111,763,401)

V Net sales if Item 5 IV is greater than Item 5 IV
subtract Item 5 IV from Item 5 I	$2,485,640,474

VI. Redemption credits available for use in future years
						$_(_______)_

If Item 5 I is less than Item 5  IV, subtract Item
5 IV from Item 5 I,

VII. Multiplier for determining registration fee,
See instruction C.9.                X .000107

VIII. Registration fee due ?multiply Item 5 V by
Item 5 VII, enter, 0 if no fee is due, $265,963.53

6. Prepaid Shares

If the response to Item 5 I was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e 2 as in effect before October 11, 1997 then report the amount of securities, number of shares or units, deducted here,_-0-_ . If there is a number of shares or other units that were registered pursuant to rule 24e 2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here_-0-.

7. Interest due, if this Form is being filed more than 90 days
After the end of the issuer s   fiscal year, see instruction D,
						+$_-0-

8. Total of the amount of the registration fee due plus any
Interest due, line 5 VIII plus line 7,      $265,963.53

9. Date the registration fee and any interest payment was sent to the Commission s lockbox Depository,

				Method of Delivery:
x Wire Transfer

    Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By Signature and Title Lawrence G. Altadonna

			   _Treasurer___________

Date ____1.22.07__________

Please print the name and title of the signing officer below the signature.